Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales	$ 0	$ 112	$ 169
Cost of sales	0	406	1,017
Gross loss	0	(294)	(848)
Selling, general and administrative expenses	129	459	621
Research and development expenses	0	22	100
Total operating expenses	129	481	721
Operating loss	(129)	(775)	(1,569)
Other income	6	47	45
Loss from discontinued operations before gain on disposition and provision for income taxes	(123)	(728)	(1,524)
Gain on disposal of Tangshan Yian	2,461	0	0
Provision for income taxes	0	0	0
Income (loss) from discontinued operations, net of income tax	$ 2,338	$ (728)	$ (1,524)